Accrued Pension And Severance Costs (Schedule Of Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (183)	¥ (164)
Accrued pension and severance costs	(18,255)	(13,839)
Amounts recognized in the consolidated balance sheets	(18,438)	(14,003)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(389)
Accrued pension and severance costs	(5,189)
Amounts recognized in the consolidated balance sheets	¥ (5,578)